6. Courseware (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Courseware Details 1
2013	$ 120,819
2014	77,757
2015	39,616
2016	12,738
2017	2,641
Total	$ 253,571	$ 369,831